Income taxes - Reconciliation of Reported Income Taxes in the Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Net earnings (losses)	$ 3,253	$ 2,973
Add back income taxes	1,133	995
Earnings before income taxes	$ 4,386	$ 3,968
Applicable statutory tax rate	27.00%	27.00%
Income taxes computed at applicable statutory rates	$ (1,184)	$ (1,071)
Non-taxable portion of gains (losses) on investments	4	(9)
Uncertain tax positions	15	68
Effect of change in provincial corporate tax rate	27	0
Change in estimate relating to prior periods	14	20
Non-taxable portion of equity losses	(20)	(10)
Previously unrecognized tax benefits	9	0
Other	2	7
Total income taxes	$ (1,133)	$ (995)
Average effective tax rate	25.80%	25.10%